Loss Per Share - Summary of Potential Ordinary Shares Excluded from Diluted Earnings Per Share Calculations (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	0	0	63,758
Employee Options & RSU's
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	8,533	1,114	40,890
Contingent Consideration
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	152	136	0
Put Call options
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	0	3,786	0